INCOME TAXES - Schedule of Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 131	$ 55
Deferred income tax liabilities	(2,309)	(2,003)
Deferred tax assets	39	37
Deferred tax liabilities	(2,217)	(1,985)
Net deferred tax liabilities	(2,178)	(1,948)	$ (2,095)
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	95	20
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	36	35
Deferred tax assets	36	35
Net deferred tax liabilities	$ 36	$ 35	$ 38